Equity Incentive Plan	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Incentive Plan

10. Equity Incentive Plan

In September 2012, the Company adopted the 2012 Equity Incentive Plan (the 2012 Plan) which provides for the issuance of restricted common stock, restricted common units, or nonqualified and incentive common stock options to its employees, members of the Company’s board of directors and consultants, from its authorized shares. In general, the options expire ten years from the date of grant and generally vest either (i) over a four-year period, with 25% exercisable at the end of one year from the employee’s hire date and the balance vesting ratably thereafter or (ii) over a three-year period, with 25% exercisable at the grant date and the balance vesting ratably thereafter. The total number of shares reserved for issuance under the 2012 Plan is 14,000,000 shares and as of December 31, 2017, 2,896,814 shares remain available for future grant.

The following table summarizes share option activity for the year ended December 31, 2017:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value (1)
Outstanding as of December 31, 2016	6,341,939	$1.47
Granted	309,000	$1.11
Exercised	—	$—
Forfeited	(406,844)	$1.51

Outstanding as of December 31, 2017	6,244,095	$1.45	7.8	$—

Options exercisable as of December 31, 2017	4,279,070	$1.58	7.3	$—

Options vested and expected to vest as of December 31, 2017	6,244,095	$1.45	7.8	$—

(1)	As of December 31, 2017, the fair value of the Company’s common shares as determined by its board of directors was $0.31 per share.

The following table summarizes certain information regarding stock options for the years ended December 31, (in thousands, except per share data):

	2017	2016
Weighted-average grant date fair value per share of options granted during the period	$0.83	$0.92
Cash received from options exercised during the period	$—	$—
Intrinsic value of options exercised during the period	$—	$—

Summary of Assumptions

The fair value of stock-based payments for stock options granted to employees, nonemployee directors and consultants was estimated on the date of grant using the BSM based on the following weighted-average assumptions for the years ended December 31:

	2017	2016
Expected volatility	90.9%	89.8%
Risk-free interest rate	2.2%	1.3%
Expected dividend yield	0.0%	0.0%
Expected term (years)	5.9	5.8

Expected volatility. The expected volatility assumption is based on volatilities of a peer group of similar companies whose share prices are publicly available. The peer group was developed based on companies in the biotechnology industry.

Risk-free interest rate. The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the stock option grants.

Expected dividend yield. The expected dividend yield assumption is based on the fact that the Company has never paid cash dividends and has no present intention to pay cash dividends.

Expected term. The expected term represents the period options are expected to be outstanding. Because the Company does not have historical exercise behavior, it determines the expected term assumption using the practical expedient as provided for under ASC 718 — Compensation — Stock Compensation, which is the midpoint between the requisite service period and the contractual term of the option.

The following table summarizes stock-based compensation expense related to stock options for the years ended December 31, included in the consolidated statements of operations as follows (in thousands):

	2017	2016
Research and development	$184	$218
General and administrative	677	1,213

Total	$861	$1,431

As of December 31, 2017, unrecognized stock-based compensation expense for employee stock options was approximately $1.7 million, which the Company expects to recognize over a weighted-average remaining period of 2.1 years, assuming all unvested options become fully vested.

Restricted Stock Units

In October 2016, as previously described in Note 7 — Related-party Transactions, the Company issued a RSU for the right to 100,000 shares of the Company’s common stock. The RSU is subject to both a time-based vesting restriction and a performance criterion (successful completion of an IPO by the Company) and becomes fully vested the later of March 1, 2017 or the completion of an IPO by the Company. The fair value per share of the Company’s common stock on the date of issuance was $1.25 per share. The RSU was issued outright at no cost to the holder to exercise his right. As of December 31, 2016, (i) no rights were cancelled, (ii) 25,000 RSUs were unvested and (iii) 75,000 RSUs were vested, contingent upon the completion of an IPO by the Company. The Company will continue to re-value the RSU until completion of an IPO by the Company. As of December 31, 2017, the fair value of the RSU was approximately $31,000 and 100,000 RSUs were vested, contingent upon the completion of an IPO by the Company. Upon closing of the Company’s Merger, as more fully described in Note 14 — Subsequent Events, Mr. Lynch agreed to cancel his restricted stock units.

Recipients of RSUs have no rights as a stockholder including the right to dividend equivalent units until vesting has occurred.